North Capital Funds Trust

Supplement dated February 11, 2020
to the Statement of Additional Information dated June 20, 2019
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The interested Trustee and officer table on page 26 of the Statement of Additional Information is replaced in its entirety with the following:

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position, Term of Office[2] & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James P. Dowd[4] Year: 1964	Interested Trustee and President, since 2019	North Capital, Inc., Chief Executive Officer (October 2008-Present); North Capital Investment Technology Inc., Chief Executive Officer (January 2014-Present)	2	None
Rhonda Davis Year: 1968	Chief Compliance Officer, since 2019	Cobia Compliance LLC, Regulatory Consultant (February 2009-Present)	N/A	N/A
Christopher J. Kellett Year: 1980	Treasurer, since 2020	North Capital Inc., Chief Financial Officer (July 2019-Present); Motorola Solutions, Controller (November 2016-July 2019); Spillman Technologies, Chief Financial Officer (December 2013-November 2016)	N/A	N/A
Michael Weaver Year: 1982	Secretary, since 2019
North Capital Inc. and North Capital Private Securities Corporation, Financial Services Director-Principal (January 2015-Present); MKP Capital Management, Portfolio Management Intern (From June 2014-August 2014)
			N/A	N/A

[1]	The “Fund Complex” consists of the North Capital Emerging Technology Fund and North Capital Treasury Money Market Fund.
[2]	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
[3]	The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.
[4]	Mr. Dowd is the founder and Chief Executive Officer of North Capital, Inc., the adviser to the Funds.

This Supplement, dated February 11, 2020, and the Prospectus and Statement of Additional Information dated June 20, 2019, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 833-2-NCFUND or 833-262-3863.